Share-based compensation - Vasta Platform (Successor)	12 Months Ended
Dec. 31, 2019
Vasta Platform (Successor)
Share-based compensation
Share-based compensation
22.	Share-based compensation

Certain employees of the Business participate in a restricted share compensation plan of Cogna Group which is detailed below.

On September 3, 2018, Cogna Group’s stockholders approved a restricted share-based compensation plan, on which may be granted rights to receive a maximum number of restricted shares not exceeding 19,416,233 shares, corresponding to 1.18% of the Cogna Group’s total share capital at the Plan’s approval date, excluding shares held in treasury on such date. This program should be wholly settled with the delivery of the shares.

Cogna Group’s obligation to transfer the restricted shares under the Plan, in up to 10 days from the end of the vesting period, is contingent upon the continuing employment relationship of the employee or officer, as appropriate, for a period of three years from the date the respective agreement is signed.

The number of outstanding restricted shares as of December 31, 2019 was 159,919 and the grant date fair value was 10.58.

Based on the allocation criteria defined in Note 2, the Business statement of profit or loss and other comprehensive income and its Parent’s Net Investment were impacted by this share-based plan by R$ 1,372 for the year ended as of December 31, 2019 (R$ 475 for the period from October 11, 2018 to December 31, 2018).